INCOME TAXES	12 Months Ended
Jun. 30, 2011
Income Tax Disclosure [Abstract]
Income Tax Disclosure [Text Block]
NOTE 12. INCOME TAXES

The Company files a U.S. federal income tax return.  The Company’s foreign subsidiaries file income tax returns in their jurisdictions.

The components of the Company’s consolidated net loss before income taxes are as follows as of the years ended June 30:

	2011	2010

U.S.	$18,490,342	$15,729,027
Foreign	729,040	319,655
Total	$19,219,382	$16,048,682

The components of the Company’s deferred tax assets at June 30, 2011 and 2010 are as follows:

	2011	2010
Deferred tax assets:
Net operating loss carry-forwards	$3,421,876	$1,744,423
Stock-based compensation	1,294,879	387,582
Impairment of mineral rights	2,996,687	1,604,387
Valuation allowance	(7,611,366)	(3,736,392)
Total deferred tax assets	102,076	-
Deferred tax liability:
Beneficial conversion feature and other	(102,076)	-
Net deferred tax assets	$-	$-

The following table provides reconciliation between income taxes computed at the federal statutory rate and our provision for income taxes at June 30:

	2011	2010
Federal income taxes at 34%	$(6,490,627)	$(5,443,766)
Change in fair value of derivative liability - warrant instruments	2,079,490	2,116,006
Warrant modification expense	363,229	-
Amortization of beneficial conversion feature	126,740	-
Change in valuation allowance	3,874,974	3,327,760
Other	46,194	-
Provision for income taxes	-	-

Unless previously utilized, $10,064,341 of federal tax loss carryforwards will begin to expire in 2029.  Federal tax laws limit the time during which the net operating loss carry-forwards may be applied against future taxes, and if the Company fails to generate taxable income prior to the expiration dates it may not be able to fully utilize the net operating loss carry-forwards to reduce future income taxes. As the Company has had cumulative losses and there is no assurance of future taxable income, valuation allowances have been recorded to fully offset the deferred tax asset at June 30, 2011 and 2010.